Schedule of Warrant Outstanding and Warrant Activity (Details) - Gravitics Inc [Member] - $ / shares		3 Months Ended		12 Months Ended
		Mar. 31, 2026		Dec. 31, 2025
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning		2,500,650
Warrants Issued		4,831,426
Warrants Exercised		(0)
Warrants Expired	[1]	(0)
Adjustments	[2]	266,163
Balance, ending		7,598,239		2,500,650
Warrants Exercised		0
Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning		2,500,650		1,604,681
Warrants Issued				1,495,199
Warrants Exercised				694,673
Warrants Expired	[3]			(0)
Adjustments	[3]			95,443
Balance, ending				2,500,650
Warrants Exercised				(694,673)
Secured Promissory Note Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date		Mar. 30, 2031	[1]	Nov. 24, 2033
Balance, beginning	[1]	1,601,052
Warrants Issued	[1]	(0)
Warrants Exercised	[1]	(0)
Warrants Expired	[1]	(0)
Adjustments	[2]	196,525
Balance, ending	[1]	1,797,577		1,601,052
Warrants Exercised	[1]	0
Secured Promissory Note Warrants [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning		1,500,986	[3]	1,411,508
Warrants Issued	[3]			(0)
Warrants Exercised	[3]			(0)
Warrants Expired	[3]			(0)
Adjustments	[3]			89,478
Balance, ending	[3]			1,500,986
Warrants Exercised	[3]			0
Default Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date		Mar. 30, 2031	[1]	Nov. 24, 2033
Balance, beginning	[1]	800,526
Warrants Issued	[1]	(0)
Warrants Exercised	[1]	(0)
Warrants Expired	[1]	(0)
Adjustments	[2]	69,638
Balance, ending	[1]	870,164		800,526
Warrants Exercised	[1]	0
Default Warrants [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning		600,395
Warrants Issued				600,395
Warrants Exercised
Warrants Expired
Adjustments	[3]
Balance, ending				600,395
Warrants Exercised
Service Provider Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date		Dec. 31, 2026
Balance, beginning		(0)
Warrants Issued		4,794,604
Warrants Exercised		(0)
Warrants Expired	[1]	(0)
Adjustments	[2]	(0)
Balance, ending		4,794,604		(0)
Warrants Exercised		0
Placement Agent Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date		Jan. 12, 2031
Balance, beginning		(0)
Warrants Issued		36,822
Warrants Exercised		(0)
Warrants Expired	[1]	(0)
Adjustments	[2]	(0)
Balance, ending		36,822		(0)
Warrants Exercised		0
Unsecured Promissory Note Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date		Aug. 24, 2034		Aug. 24, 2034
Balance, beginning		99,072
Warrants Issued		(0)
Warrants Exercised	[1]	(0)
Warrants Expired	[1]	(0)
Adjustments	[2]	(0)
Balance, ending		99,072		99,072
Warrants Exercised	[1]	0
Unsecured Promissory Note Warrants [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning		99,072		99,072
Warrants Issued				(0)
Warrants Exercised	[3]			(0)
Warrants Expired	[3]			(0)
Adjustments	[3]			(0)
Balance, ending				99,072
Warrants Exercised	[3]			0
Secured Promissory Note Warrants One [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date				Dec. 05, 2033
Secured Promissory Note Warrants One [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning		100,066	[3]	94,101
Warrants Issued	[3]			(0)
Warrants Exercised	[3]			(0)
Warrants Expired	[3]			(0)
Adjustments	[3]			5,965
Balance, ending	[3]			100,066
Warrants Exercised	[3]			0
Default Warrants One [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date				Dec. 05, 2033
Default Warrants One [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning		200,131
Warrants Issued				200,131
Warrants Exercised
Warrants Expired
Adjustments	[3]
Balance, ending				200,131
Warrants Exercised
Pre Fund Warrants [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning
Warrants Issued				694,673
Warrants Exercised				694,673
Warrants Expired
Adjustments	[3]
Balance, ending
Warrants Exercised				(694,673)
Secured Promissory Note Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price		$ 0.01	[1]	$ 0.01
Default Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price		0.01	[1]	0.01
Service Provider Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price		0.01
Placement Agent Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price		5.38
Unsecured Promissory Note Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price		$ 0.00		0.00
Default Warrants One [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price				0.01
Pre Fund Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price				$ 0.01

[1]	The secured promissory note warrants and default warrants were reclassified to equity upon the conversion to the convertible promissory notes in connection with the Series A-I Closing in January and February 2026.
[2]	Reflects changes in estimated shares issuable due to changes in the Company’s fully diluted capitalization determined upon the Series A financing. The Secured Promissory Note Warrants and the Default Warrants entitled holders to a specified percentage of fully diluted equity rather than a fixed number of shares prior to their reclassification to equity.
[3]	Reflects changes in estimated shares issuable due to changes in the Company’s fully diluted capitalization from December 31, 2024 to December 31, 2025. The Secured Promissory Note Warrants entitle holders to a specified percentage of fully diluted equity rather than a fixed number of shares.